FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value.

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

During February 2013, the Company signed a convertible Promissory Notes agreement (the “Agreement”) pursuant to which the Company issued secured convertible Promissory Notes (the “Notes”) to certain investors on February 5, 2013.  On each of March 28, 2013, June 3, 2013, August 5, 2013, October 7, 2013, December 9, 2013, February 6, 2014, April 1, 2014, May 15, 2014, June 16, 2014, August 7, 2014, September 7, 2014, October 13, 2014, November 19, 2014 and December 11, 2014, the Agreement and the Notes were amended and restated to increase the principal amount by $100. In addition, with each amendment, the Company issued to the holders of the Note warrants to purchase up to 37,594 shares of common stock in consideration for an additional $100 per amendment. The exercise price at which the warrants may be exercised is $2.66 per share, subject to adjustment for stock splits, fundamental transactions or similar events including “down round” protection. The warrants expire within a period of five years, based on the issuance date.

In April 2015, the holders of the Notes elected to convert the outstanding principal and interest thereunder into shares of the Company’s series C preferred stock. On that date, an aggregate principal balance of $1,500 and $106 in accrued interest were converted into 603,769 shares of series C preferred stock.  The shares of series C preferred stock were not registered under the Securities Act of 1933, as amended, or the securities laws of any state, and were offered and sold pursuant to the exemption from registration under the Securities Act of 1933, as amended, provided by Section 3(a)(9) of the Securities Act of 1933, as amended.

The Company measures the warrants at fair value by applying the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in fair value being recognized in the Company’s consolidated statement of comprehensive loss as financial income or expense.

In estimating the warrants’ fair value, the Company used the following assumptions:

	June 30,
	2017	2016

Dividend yield (1)	0%	0%
Expected volatility (2)	50.16%-58.28%	63.2%-67.1%
Risk-free interest (3)	1.17%-1.47%	0.77%-0.88%
Expected term (years) (4)	0.6-2.4	1.7-3.6

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the warrants.
(3)	Risk-free interest – was based on yield rate of non-index linked U.S. Federal Reserve treasury stock.
(4)	Expected term - was based on the maturity date of the warrants.

Fair value measurement using significant unobservable inputs (Level 3):

Fair value of warrants to Common stock

Balance at January 1, 2017	$2,079
Change in fair value of warrants	(131)

Balance at June 30, 2017	$1,948

Effective as of January 27, 2017, the Company entered into amendments to its two-year warrants (the “Warrant Amendment”) to purchase an aggregate of 420,000 shares of common stock at an exercise price of $3.00 per share and warrants to purchase an aggregate of 420,000 shares of common stock at an exercise price of $6.00 per share, issued in January and February 2015, to extend the expiration date of the warrants for two additional years. Pursuant to the Warrant Amendment, warrants to purchase 266,667 shares of common stock at $3.00 per share and warrants to purchase 266,667 shares of common stock at $6.00 per share were to expire on January 29, 2019, and the warrants to purchase 140,000 shares of common stock at $3.00 per share and warrants to purchase 140,000 shares of common stock at $6.00 per share were to expire on February 10, 2019, and the warrants to purchase 13,333 shares of common stock at $3.00 per share and warrants to purchase 13,333 shares of common stock at $6.00 per share were to expire on February 23, 2019. The exercise price and all other terms of the original warrants remain the same. Since substantially all of the warrants to purchase 840,000 shares of common stock subject to the Warrant Amendment are held by the Company’s stockholders, the Warrant Amendment was accounted for as “deemed dividend,” which was measured at the amount equal to the incremental value reflecting the change in the fair value of the warrants before and after the Warrant Amendment. Accordingly, a deemed dividend in the amount of $841 was recorded to the Statement of Changes in Stockholders’ Deficiency as an increase in additional paid-in capital with a corresponding increase in the accumulated deficit.

In March 2017, the Company completed a bridge financing, pursuant to which the Company received from four investors $350 of loans and issued to the investors convertible promissory notes (the “2017 Notes”) in an aggregate principal amount of $350 and seven-year warrants (the “Warrants”) to purchase an aggregate of 140,000 shares of common stock at an exercise price of $5.90 per share (the “Exercise Price”) (see Note 5). The Company measured the Warrants at fair value on their issuance date by applying the Black-Scholes options pricing model, according to the following assumptions:

June 30,
2017

Dividend yield (1)	0%
Expected volatility (2)	65.16%-65.80%
Risk-free interest (3)	2.23%-2.27%
Expected term (years) (4)	7

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the warrants.
(3)	Risk-free interest – was based on yield rate of non-index linked U.S. Federal Reserve treasury stock.
(4)	Expected term - was based on the maturity date of the warrants.

 In May and June 2017, the Company completed additional bridge financings, pursuant to which the Company received from five investors $680 of loans and issued to the investors 2017 Notes in an aggregate principal amount of $680 and Warrants to purchase an aggregate of 272,000 shares of common stock at the Exercise Price (see Note 5). The Company measured the Warrants at fair value on their issuance date by applying the Black-Scholes options pricing model, according to the following assumptions:

June 30,
2017

Dividend yield (1)	0%
Expected volatility (2)	65.54%-65.85%
Risk-free interest (3)	2%-2.14%
Expected term (years) (4)	7

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the warrants.
(3)	Risk-free interest – was based on yield rate of non-index linked U.S. Federal Reserve treasury stock.
(4)	Expected term - was based on the maturity date of the warrants.

In addition, the Company’s financial instruments also include cash and cash equivalents, trade receivables, prepaid expenses and other accounts receivable, trade payables and other accounts payable. The fair value of these financial instruments was not materially different from their carrying values as of June 30, 2017 due to the short-term maturities of such instruments.

NOTE 8:-	FAIR VALUE MEASUREMENTS

During February 2013 through December 2014, the Company issued to the holders of The Notes warrants to purchase 563,910 shares of Common stock. The exercise price at which the warrants may be exercised is $  2.66 per share, subject to adjustment for stock splits, fundamental transactions or similar events including "down round" protection. The warrants expire on February 2018 through December 2019, based on the issuance date (see also Note 7b).

The Company measures the warrants at fair value by applying the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in fair values being recognized in the Company's consolidated statement of comprehensive loss as financial income or expenses.

In estimating the warrants' fair value the Company used the following assumptions:

	December 31,
	2016	2015

Dividend yield (1)	0%	0%
Expected volatility (2)	54.07%-65.59%	64.2%-66.9%
Risk-free interest (3)	0.89%-1.47%	1.19%-1.42%
Expected term (years) (4)	1.1-2.94	2.2-4.0

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over the term that is equivalent to the expected term of the option.

(3)	Risk-free interest - based on yield rate of non-index linked U.S. Federal Reserve treasury stock.

(4)	Expected term - the expected term was based on the maturity date of the warrants.

The level of inputs used to measure fair value was Level 2.

	Fair value of warrants
	to Common stock
	2016	2015

Balance at January 1	$1,696	$734

Change in fair value of warrants	383	962

Balance at December 31	$2,079	$1,696